PROMISSORY NOTE (Narrative) (Details)	9 Months Ended
Dec. 31, 2015 USD ($) shares
Promissory Note 1	$ 200,000
Promissory Note 2	6.00%
Promissory Note 3	10.00%
Promissory Note 4 | shares	30,000
Promissory Note 5 | shares	30,000
Promissory Note 6	30,000
Promissory Note 7	$ 23,959
Promissory Note 8	$ 1,644